Income Taxes (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefits	$ 0			$ 0
Tax Cuts and Jobs Act of 2017 deferred tax benefit	$ 12,043
Tax Cuts and Jobs Act of 2017 deferred tax benefit per share	$ 1.20
Effective tax rate		39.50%		39.07%
Income tax benefit related to lower rate				$ 209
Federal tax rate				34.00%
Tax Reform
Effective tax rate			27.05%
Effective Federal Rate Potential
Federal tax rate				35.00%
Minimum taxable income where the federal tax rate increases				$ 10,000